Investment Strategy	Oct. 31, 2025
Nuveen Core Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective May 1, 2026, as previously disclosed, the Nuveen Core Equity Fund’s diversification status is changing from diversified to non-diversified. Therefore, effective May 1, 2026, the following is hereby added after the second sentence in the second paragraph in the “Principal investment strategies” section on page 7 of the Statutory Prospectus in the “Summary information” section for the Fund:

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk as compared to a fund that is classified as a diversified investment company.